AMERICAN AADVANTAGE FUNDS
AMERICAN AADVANTAGE MILEAGE FUNDS
PLATINUM CLASS

Supplement Dated October 1, 2003 to the Prospectus Dated March 1, 2003

Under Opening an Account on page 18, the following is hereby added as the second paragraph:

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your financial institution will ask for your name, address, date of birth, and other information that will allow it to identify you. Your financial institution is required by law to reject your new account application if the required identifying information is not provided.

The second bulleted list under General Policies on page 23 is hereby replaced with the following:

     The Funds reserve the right to:

     - liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the financial institution is unable to verify the shareholder's identity within three business days of account opening,
     - reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,
     - modify or terminate the exchange privilege at any time,
     - limit the number of exchanges between Funds a shareholder may exercise, and
     - seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


AMERICAN AADVANTAGE FUNDS
AMERICAN AADVANTAGE MILEAGE FUNDS
PLATINUM CLASS

Supplement Dated October 1, 2003 to the TD Waterhouse Prospectus Dated March 1, 2003

Under Opening an Account on page 18, the following is hereby added as the second paragraph:

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your financial institution will ask for your name, address, date of birth, and other information that will allow it to identify you. Your financial institution is required by law to reject your new account application if the required identifying information is not provided.

The second bulleted list under General Policies on page 20 is hereby replaced with the following:

     The Funds reserve the right to:

     - liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the financial institution is unable to verify the shareholder's identity within three business days of account opening,
     - reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,
     - modify or terminate the exchange privilege at any time,
     - limit the number of exchanges between Funds a shareholder may exercise, and
     - seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.